Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Remuneration of Directors of the Company
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Remuneration of Directors of the Company	$ million
	2017	2016	2015
Emoluments	11	10	12
Value of released awards under long-term incentive plans	5	8	1
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expenses

Directors and Senior Management expense	$ million
	2017	2016	2015
Short-term benefits	23	21	21
Retirement benefits	3	3	4
Share-based compensation	17	15	19
Termination and related amounts	3	4	—
Total	46	43	44

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1